Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries Included in the Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
	Name of	Main business	Ownership (%)
Name of investor	subsidiary	activities	December 31, 2023	December 31, 2022	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt (Gorilla Egypt)	Information software and data processing services	100%	Not applicable	Note 1
Gorilla BVI	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%
Telmedia	NSGUARD Technology Inc. (NSGURAD)	Information software and data processing services	100%	100%
Telmedia	Gorilla Technology Japan Inc. (Gorilla Japan)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	Not applicable	Note 2
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	Not applicable	Note 3
The Company	Gorilla Distribution Egypt**	Software and hardware distribution services	100%**	Not applicable	**
**	Incorporated in January 2024, not included 2023 consolidated financial statements.

Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows:
Buildings and structures	50 years
Transportation equipment	5 years
Office equipment	3~ 5 years
Leasehold equipment	3~ 5 years
Other equipment (Note)	5 years